UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21987

ALPS VARIABLE INVESTMENT TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Andrea E. Kuchli

ALPS Variable Investment Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 – March 31, 2018

Item 1 – Schedule of Investments.

Morningstar Conservative ETF Asset Allocation Portfolio

Schedule of Investments

As of March 31, 2018 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.61%
iShares - 16.06%
Core S&P 500® ETF	4,029	$1,069,176
Core S&P® Mid-Cap ETF	2,867	537,763
Edge MSCI USA Quality Factor ETF	10,823	895,170
JP Morgan USD Emerging Markets Bond ETF	6,417	723,966
TIPS Bond ETF	22,461	2,539,216

Total iShares		5,765,291

Other - 83.55%
Highland/iBoxx Senior Loan ETF	98,350	1,801,772
PIMCO Enhanced Short Maturity Active ETF	3,547	360,198
SPDR® Bloomberg Barclays High Yield Bond ETF	20,039	718,398
SPDR® Portfolio Intermediate Term Corporate Bond ETF	53,827	1,805,358
VanEck Vectors™ J.P. Morgan EM Local Currency Bond ETF	74,682	1,463,767
Vanguard® FTSE Developed Markets ETF	44,965	1,989,701
Vanguard® FTSE Emerging Markets ETF	22,906	1,076,124
Vanguard® Intermediate-Term Government Bond ETF	31,613	1,990,987
Vanguard® Mortgage-Backed Securities ETF	14,011	722,968
Vanguard® Short-Term Bond ETF	55,184	4,328,633
Vanguard® Short-Term Corporate Bond ETF	32,196	2,525,132
Vanguard® Short-Term Inflation-Protected Securities ETF	22,154	1,083,552
Vanguard® Total Bond Market ETF	120,007	9,592,159
Vanguard® Total Stock Market ETF	3,926	532,837

Total Other		29,991,586

Total Exchange Traded Funds
(Cost $35,304,386)		35,756,877

7-Day Yield		Shares	Value
Short-Term Investments - 0.60%
State Street Institutional Treasury Plus Money Market Fund	1.544%	214,044	$214,044

Total Short-Term Investments
(Cost $214,044)			214,044

Total Investments - 100.21%
(Total cost $35,518,430)			35,970,921

Liabilities in Excess of Other Assets - (0.21)%			(75,352)

Net Assets - 100.00%			$35,895,569

See Notes to Quarterly Schedule of Investments.

Morningstar Income and Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of March 31, 2018 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.08%
iShares - 27.21%
Core S&P 500® ETF	26,242	$6,963,839
Core S&P® Mid-Cap ETF	16,687	3,129,981
Edge MSCI USA Quality Factor ETF	37,687	3,117,092
JP Morgan USD Emerging Markets Bond ETF	10,547	1,189,913
MSCI EAFE Value ETF	29,186	1,592,096
MSCI United Kingdom ETF	34,300	1,191,925
TIPS Bond ETF	39,308	4,443,769

Total iShares		21,628,615

Other - 71.87%
Highland/iBoxx Senior Loan ETF	175,251	3,210,598
PIMCO Enhanced Short Maturity Active ETF	7,912	803,464
SPDR® Bloomberg Barclays High Yield Bond ETF	32,861	1,178,067
SPDR® Portfolio Intermediate Term Corporate Bond ETF	71,588	2,401,061
VanEck Vectors™ J.P. Morgan EM Local Currency Bond ETF	124,623	2,442,611
Vanguard® FTSE Developed Markets ETF	133,451	5,905,207
Vanguard® FTSE Emerging Markets ETF	92,035	4,323,804
Vanguard® Intermediate-Term Government Bond ETF	50,992	3,211,476
Vanguard® Mortgage-Backed Securities ETF	30,816	1,590,106
Vanguard® Short-Term Bond ETF	97,136	7,619,348
Vanguard® Short-Term Corporate Bond ETF	51,078	4,006,048
Vanguard® Short-Term Inflation-Protected Securities ETF	16,269	795,717
Vanguard® Total Bond Market ETF	216,395	17,296,452
Vanguard® Total Stock Market ETF	17,183	2,332,077

Total Other		57,116,036

Total Exchange Traded Funds
(Cost $74,872,638)		78,744,651

7-Day Yield		Shares	Value
Short-Term Investments - 1.02%
State Street Institutional Treasury Plus Money Market Fund	1.544%	806,409	$806,409

Total Short-Term Investments
(Cost $806,409)			806,409

Total Investments - 100.10%
(Total cost $75,679,047)			79,551,060

Liabilities in Excess of Other Assets - (0.10)%			(78,484)

Net Assets - 100.00%			$79,472,576

See Notes to Quarterly Schedule of Investments.

Morningstar Balanced ETF Asset Allocation Portfolio

Schedule of Investments

As of March 31, 2018 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.29%
iShares - 31.70%
Core S&P 500® ETF	72,978	$19,366,172
Core S&P® Mid-Cap ETF	69,972	13,124,648
Edge MSCI USA Quality Factor ETF	135,544	11,210,844
JP Morgan USD Emerging Markets Bond ETF	25,134	2,835,618
MSCI EAFE Value ETF	87,183	4,755,833
MSCI United Kingdom ETF	137,512	4,778,542
TIPS Bond ETF	34,441	3,893,555

Total iShares		59,965,212

Other - 67.59%
Highland/iBoxx Senior Loan ETF	316,634	5,800,735
PIMCO Enhanced Short Maturity Active ETF	19,027	1,932,192
SPDR® Bloomberg Barclays High Yield Bond ETF	52,675	1,888,399
SPDR® Portfolio Intermediate Term Corporate Bond ETF	171,317	5,745,972
VanEck Vectors™ J.P. Morgan EM Local Currency Bond ETF	199,482	3,909,847
Vanguard® FTSE Developed Markets ETF	535,102	23,678,263
Vanguard® FTSE Emerging Markets ETF	321,239	15,091,808
Vanguard® Intermediate-Term Government Bond ETF	61,113	3,848,897
Vanguard® Short-Term Bond ETF	208,609	16,363,290
Vanguard® Total Bond Market ETF	458,049	36,611,857
Vanguard® Total Stock Market ETF	95,867	13,011,069

Total Other		127,882,329

Total Exchange Traded Funds
(Cost $173,509,507)		187,847,541

7-Day Yield		Shares	Value
Short-Term Investments - 1.06%
State Street Institutional Treasury Plus Money Market Fund	1.544%	2,012,410	$2,012,410

Total Short-Term Investments
(Cost $2,012,410)			2,012,410

Total Investments - 100.35%
(Total cost $175,521,917)			189,859,951

Liabilities in Excess of Other Assets - (0.35)%			(664,499)

Net Assets - 100.00%			$189,195,452

See Notes to Quarterly Schedule of Investments.

Morningstar Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of March 31, 2018 (Unaudited)

	Shares	Value
Exchange Traded Funds - 100.19%
iShares - 40.88%
Core S&P 500® ETF	130,581	$34,652,280
Core S&P® Mid-Cap ETF	120,273	22,559,607
Edge MSCI USA Quality Factor ETF	217,115	17,957,582
JP Morgan USD Emerging Markets Bond ETF	19,730	2,225,938
MSCI EAFE Value ETF	144,684	7,892,512
MSCI United Kingdom ETF	194,041	6,742,925

Total iShares		92,030,844

Other - 59.31%
Highland/iBoxx Senior Loan ETF	187,651	3,437,766
SPDR® Portfolio Intermediate Term Corporate Bond ETF	200,996	6,741,406
VanEck Vectors™ J.P. Morgan EM Local Currency Bond ETF	236,570	4,636,772
Vanguard® FTSE Developed Markets ETF	767,565	33,964,751
Vanguard® FTSE Emerging Markets ETF	526,614	24,740,326
Vanguard® Short-Term Bond ETF	202,667	15,897,200
Vanguard® Small-Cap ETF	15,487	2,275,350
Vanguard® Total Bond Market ETF	286,180	22,874,367
Vanguard® Total Stock Market ETF	139,803	18,974,063

Total Other		133,542,001

Total Exchange Traded Funds
(Cost $196,098,798)		225,572,845

Total Investments - 100.19%
(Total cost $196,098,798)		225,572,845

Liabilities in Excess of Other Assets - (0.19)%		(419,268)

Net Assets - 100.00%		$225,153,577

See Notes to Quarterly Schedule of Investments.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of March 31, 2018 (Unaudited)

	Shares	Value
Exchange Traded Funds - 100.00%
iShares - 48.24%
Core S&P 500® ETF	73,286	$19,447,906
Core S&P® Mid-Cap ETF	63,295	11,872,243
Edge MSCI USA Quality Factor ETF	109,941	9,093,220
MSCI EAFE Value ETF	78,436	4,278,684
MSCI United Kingdom ETF	115,567	4,015,953

Total iShares		48,708,006

Other - 51.76%
Vanguard® FTSE Developed Markets ETF	393,110	17,395,118
Vanguard® FTSE Emerging Markets ETF	280,627	13,183,857
Vanguard® Short-Term Bond ETF	64,162	5,032,867
Vanguard® Small-Cap ETF	13,733	2,017,652
Vanguard® Total Bond Market ETF	63,022	5,037,349
Vanguard® Total Stock Market ETF	70,670	9,591,332

Total Other		52,258,175

Total Exchange Traded Funds
(Cost $88,031,425)		100,966,181

Total Investments - 100.00%
(Total cost $88,031,425)		100,966,181

Liabilities in Excess of Other Assets - –%		(2,947)

Net Assets - 100.00%		$100,963,234

See Notes to Quarterly Schedule of Investments.

ALPS | Alerian Energy Infrastructure Portfolio

Schedule of Investments

As of March 31, 2018 (Unaudited)

	Shares	Value
Canadian Energy Infrastructure Companies - 25.49%
AltaGas, Ltd.	76,436	$1,414,394
Enbridge, Inc.	120,594	3,792,812
Gibson Energy, Inc.	63,852	823,209
Inter Pipeline, Ltd.	169,706	2,945,338
Keyera Corp.	90,892	2,364,102
Pembina Pipeline Corp.	119,278	3,721,796
TransCanada Corp.	88,675	3,667,174

Total Canadian Energy Infrastructure Companies
(Cost $21,322,639)		18,728,825

U.S. Energy Infrastructure Companies - 25.10%
Kinder Morgan, Inc.	237,088	3,570,545
Macquarie Infrastructure Corp.	94,836	3,502,294
ONEOK, Inc.	68,184	3,881,033
SemGroup Corp., Class A	173,009	3,702,393
Targa Resources Corp.	86,021	3,784,924

Total U.S. Energy Infrastructure Companies
(Cost $21,567,232)		18,441,189

U.S. Energy Infrastructure MLPs - 24.37%
Andeavor Logistics LP	23,793	1,066,164
Buckeye Partners LP	39,185	1,465,127
Cheniere Energy Partners LP	10,908	317,423
Energy Transfer Equity LP	229,911	3,267,035
Enterprise Products Partners LP	151,095	3,698,805
EQT GP Holdings LP	7,034	162,345
Magellan Midstream Partners LP	60,946	3,556,199
MPLX LP	77,043	2,545,501
NuStar GP Holdings LLC	9,041	104,423
Phillips 66 Partners LP	14,082	672,838
Shell Midstream Partners LP	33,132	697,429
Western Gas Equity Partners LP	10,755	356,206

Total U.S. Energy Infrastructure MLPs
(Cost $20,695,098)		17,909,495

	Shares	Value
U.S. General Partners - 25.33%
Antero Midstream GP LP	44,904	$718,015
CenterPoint Energy, Inc.	141,989	3,890,499
Dominion Energy, Inc.	51,854	3,496,515
EnLink Midstream LLC	37,667	551,821
OGE Energy Corp.	118,551	3,884,916
Plains GP Holdings LP, Class A	92,700	2,016,225
Tallgrass Energy GP LP	32,439	616,990
The Williams Cos., Inc.	138,358	3,439,580

Total U.S. General Partners
(Cost $18,526,895)		18,614,561

Total Investments - 100.29%
(Total cost $82,111,864)		73,694,070

Liabilities in Excess of Other Assets - (0.29)%		(213,728)

Net Assets - 100.00%		$73,480,342

See Notes to Quarterly Schedule of Investments.

ALPS | Red Rocks Listed Private Equity Portfolio

Schedule of Investments

As of March 31, 2018 (Unaudited)

	Shares	Value
Closed-End Funds - 14.03%
Financials - 14.03%
HarbourVest Global Private Equity, Ltd. (1)	60,653	$1,016,049
HBM Healthcare Investments AG, Class A	4,300	648,187
HgCapital Trust PLC	23,800	591,555
NB Private Equity Partners, Ltd.	21,800	296,615
Pantheon International PLC Fund (1)	11,658	311,077
Riverstone Energy, Ltd. (1)	27,825	465,339

Total Financials		3,328,822

Total Closed-End Funds
(Cost $2,959,234)		3,328,822

Common Stocks - 83.09%
Consumer Discretionary - 6.63%
GCI Liberty, Inc., Class A (1)	12,050	$636,963
Liberty Formula One, Class A (1)	9,650	282,649
Liberty SiriusXM, Class A (1)	8,400	345,240
Naspers, Ltd., N Shares	1,260	308,338

Total Consumer Discretionary		1,573,190

Consumer Staples - 3.95%
Schouw & Co. AB	9,450	936,131

Financials - 56.95%
3i Group PLC	80,103	966,833
Ackermans & van Haaren NV	4,350	761,822
Altamir	6,465	104,753
Ares Capital Corp.	30,700	487,209
AURELIUS Equity Opportunities SE & Co. KGaA	17,850	1,244,888
Berkshire Hathaway, Inc., Class B (1)	3,476	693,392
Blackstone Group LP	27,300	872,234
Brederode SA	2,527	152,045
Brookfield Asset Management, Inc., Class A	18,600	725,400
Cannae Holdings, Inc. (1)	24,400	460,184
Carlyle Group LP	24,550	524,143
Eurazeo SA	6,200	570,876
EXOR NV	6,050	430,665
Intermediate Capital Group PLC	54,900	758,287
Investor AB, B Shares	13,200	586,391
KKR & Co. LP	31,800	645,540
mutares AG	7,600	170,196
Onex Corp.	8,451	609,514
Pargesa Holding SA	6,930	614,891
Partners Group Holding AG	1,025	762,728

	Shares	Value
Financials (continued)
Princess Private Equity Holding, Ltd.	11,675	$144,715
Standard Life Private Equity	105,000	478,774
Wendel SA	4,815	750,814

Total Financials		13,516,294

Health Care - 2.01%
Danaher Corp.	4,850	474,863

Industrials - 5.41%
Brookfield Business Partners LP	6,500	234,300
Fortress Transportation & Infrastructure Investors LLC	12,900	205,755
Gesco AG	2,465	86,603
Indus Holding AG	6,050	424,002
Melrose Industries PLC	103,554	335,526

Total Industrials		1,286,186

Information Technology - 5.60%
IAC/InterActiveCorp (1)	7,740	1,210,381
Rocket Internet SE (1)(2)	3,900	119,763

Total Information Technology		1,330,144

Utilities - 2.54%
Brookfield Infrastructure Partners LP, Class A	14,498	603,697

Total Common Stocks
(Cost $17,408,290)		19,720,505

7-Day Yield		Shares	Value
Short-Term Investments - 2.70%
State Street Institutional Treasury Plus Money Market Fund	1.544%	640,175	$640,175

Total Short-Term Investments
(Cost $640,175)			640,175

Total Investments - 99.82%
(Total cost $21,007,699)			23,689,502

Other Assets in Excess of Liabilities - 0.18%			42,091

Net Assets - 100.00%			$23,731,593

(1)	Non-income producing security.

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $119,763, representing 0.50% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS | Stadion Core ETF Portfolio

Schedule of Investments

As of March 31, 2018 (Unaudited)

	Shares	Value
Exchange Traded Funds - 97.35%
iShares - 73.70%
Core MSCI EAFE ETF	27,980	$1,843,322
Core MSCI Emerging Markets ETF	4,490	262,216
Core MSCI Total International Stock ETF	12,510	788,631
Core S&P 500® ETF	11,580	3,072,985
Core S&P Small-Cap® ETF	6,690	515,197
Core U.S. Aggregate Bond ETF	13,610	1,459,672
iBoxx $ Investment Grade Corporate Bond ETF	8,480	995,467
MBS ETF	6,320	661,325

Total iShares		9,598,815

Other - 23.65%
PowerShares QQQ Trust™ Series 1	2,000	320,260
SPDR® S&P MidCap 400® ETF Trust	1,890	645,869
Vanguard® Long-Term Bond ETF	5,870	533,642
Vanguard® Short-Term Bond ETF	15,970	1,252,687
Vanguard® Total International Bond ETF	6,000	328,380

Total Other		3,080,838

Total Exchange Traded Funds
(Cost $12,415,831)		12,679,653

Total Investments - 97.35%
(Total cost $12,415,831)		12,679,653

Other Assets in Excess of Liabilities - 2.65%		344,950

Net Assets - 100.00%		$13,024,603

See Notes to Quarterly Schedule of Investments.

ALPS | Stadion Tactical Growth Portfolio

Schedule of Investments

As of March 31, 2018 (Unaudited)

	Shares	Value
Exchange Traded Funds - 87.37%
iShares - 28.80%
Core S&P Small-Cap® ETF	3,460	$266,455
iShares Short Treasury Bond ETF	6,970	769,279
Russell 2000® ETF	1,745	264,943
US Aerospace & Defense ETF	850	168,266

Total iShares		1,468,943

Other - 58.57%
PIMCO Enhanced Short Maturity Active ETF	4,279	434,532
PowerShares QQQ Trust™ Series 1	4,848	776,310
ProShares® Short 20+ Year Treasury (1)	11,190	254,013
SPDR® S&P 500® ETF Trust	2,873	756,030
Vanguard® Growth ETF	5,403	766,578

Total Other		2,987,463

Total Exchange Traded Funds
(Cost $3,929,918)		4,456,406

Total Investments - 87.37%
(Total cost $3,929,918)		4,456,406

Other Assets in Excess of Liabilities - 12.63%		644,083

Net Assets - 100.00%		$5,100,489

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS Variable Investment Trust

Notes to Quarterly Schedules of Investments

March 31, 2018 (Unaudited)

1. Organization

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Schedules of Investments herein relate to the following nine series of the Trust: Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Aggressive Growth ETF Asset Allocation Portfolio (each a “Morningstar Portfolio,” and collectively the “Morningstar Portfolios”), ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Red Rocks Listed Private Equity Portfolio, ALPS | Stadion Core ETF Portfolio and ALPS | Stadion Tactical Growth Portfolio (the ALPS | Stadion Core ETF Portfolio and the ALPS | Stadion Tactical Growth Portfolio are each a “Stadion Portfolio,” and collectively the “Stadion Portfolios”) (each, a “Portfolio,” and collectively, the “Portfolios”). The Morningstar Portfolios and the ALPS | Alerian Energy Infrastructure Portfolio are each considered non-diversified under the 1940 Act and may invest a greater portion of their assets in a more limited number of issuers than a diversified portfolio. The ALPS | Red Rocks Listed Private Equity Portfolio and the Stadion Portfolios have each elected to qualify as diversified Portfolios under the 1940 Act.

The Morningstar Portfolios offer Class I and Class II shares. ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Red Rocks Listed Private Equity Portfolio, and the Stadion Portfolios offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and ask price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Trust’s Board of Trustees (the “Board”) to determine fair value in good faith.

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the adviser using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact the value of a security include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, management may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange-traded funds and limited partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Portfolio’s investments as of March 31, 2018:

Morningstar Conservative ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$35,756,877	$–	$–	$35,756,877
Short-Term Investments	214,044	–	–	214,044
Total	$35,970,921	$–	$–	$35,970,921

Morningstar Income and Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$78,744,651	$–	$–	$78,744,651
Short-Term Investments	806,409	–	–	806,409
Total	$79,551,060	$–	$–	$79,551,060

Morningstar Balanced ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$187,847,541	$–	$–	$187,847,541
Short-Term Investments	2,012,410	–	–	2,012,410
Total	$189,859,951	$–	$–	$189,859,951

Morningstar Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$225,572,845	$–	$–	$225,572,845
Total	$225,572,845	$–	$–	$225,572,845

Morningstar Aggressive Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$100,966,181	$–	$–	$100,966,181
Total	$100,966,181	$–	$–	$100,966,181

ALPS | Alerian Energy Infrastructure Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$18,728,825	$–	$–	$18,728,825
U.S. Energy Infrastructure Companies	18,441,189	–	–	18,441,189
U.S. Energy Infrastructure MLPs	17,909,495	–	–	17,909,495
U.S. General Partners	18,614,561	–	–	18,614,561
Total	$73,694,070	$–	$–	$73,694,070

ALPS | Red Rocks Listed Private Equity Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Closed-End Funds	$3,328,822	$–	$–	$3,328,822
Common Stocks	$19,720,505	$–	$–	$19,720,505
Short-Term Investments	640,175	–	–	640,175
Total	$23,689,502	$–	$–	$23,689,502

ALPS | Stadion Core ETF Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$12,679,653	$–	$–	$12,679,653
Total	$12,679,653	$–	$–	$12,679,653

ALPS | Stadion Tactical Growth Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,456,406	$–	$–	$4,456,406
Total	$4,456,406	$–	$–	$4,456,406

The Portfolios recognize transfers between levels as of the end of the period. For the three months ended March 31, 2018, there were no transfers between Level 1 and Level 2 securities. The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value for the three months ended March 31, 2018.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

As of and during the three months ended March 31, 2018, the Portfolios did not have a liability for any unrecognized tax benefits. Each Portfolio files U.S. federal, state, and local tax returns as required. Each Portfolio’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Treasury Department has issued Regulations under Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares and Class III shares. In addition, Class III shares and certain Class I shares are also offered with fees for non-distribution related services provided to Shareholders, under a shareholder services plan (a “Services Plan”).

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Master Limited Partnerships (“MLPs”): Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the Alerian Energy Infrastructure Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The ALPS | Alerian Energy Infrastructure Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS | Red Rocks Listed Private Equity Portfolio invest directly in securities of non-U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Security Transactions and Investment Income: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.

Item 2 - Controls and Procedures.

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS VARIABLE INVESTMENT TRUST

By:	/s/ Jeremy Held
Jeremy Held
President (principal executive officer)

Date:	May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy Held
Jeremy Held
President (principal executive officer)

Date:	May 29, 2018

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	May 29, 2018